Unaudited Interim Condensed Consolidated Statements of Cash Flows - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Condensed Consolidated Statements of Cash Flows
Net loss for the period	SFr (5,082,321)	SFr (13,044,987)
Adjustments for:
Depreciation	151,186	170,178
Value of share-based services	921,797	2,099,311
Post-employment benefits	(39,790)	(7,481)
Finance cost net	149,386	116,981
(Increase)/ decrease in other financial assets	(13,579)	13,584
Decrease / (increase) in trade and other receivables	161,220	(166,985)
(Increase)/ decrease in contract asset	(65,185)	81,383
Increase in prepayments	(733,097)	(604,319)
(Decrease)/increase in payables and accruals	(566,878)	667,430
Net cash used in operating activities	(5,117,261)	(10,674,905)
Cash flows from investing activities
Purchase of property, plant and equipment	(4,959)	0
Net cash used in investing activities	(4,959)
Cash flows from financing activities
Proceeds from sale of treasury shares-shelf registration	1,159,759
Costs paid on sale of treasury shares-shelf registration	(17,588)	(193,834)
Proceeds from sale of pre-funded warrants	3,382,259
Costs paid on sale of pre-funded warrants	(26,333)	(306,127)
Proceeds from the exercise of pre-funded warrants	5,345
Sale/(purchase) of treasury shares under liquidity and sale under agency agreement	1,176,082	(13,585)
Costs paid on sale of treasury shares under sale agency agreement	(8,826)
Cost paid on issue of treasury shares	(45,599)	(215,634)
Principal element of lease payment	(140,616)	(150,979)
Interest received	37,175	299
Interest paid	(9,748)	(34,746)
Net cash from/ (used in) financing activities	5,511,910	(914,606)
Increase/(decrease) in cash and cash equivalents	389,690	(11,589,511)
Cash and cash equivalents at the beginning of the period	6,957,086	20,484,836
Exchange difference on cash and cash equivalents	(177,707)	(82,467)
Cash and cash equivalents at the end of the period	SFr 7,169,069	SFr 8,812,858